Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of loss before income taxes

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cayman Islands	(21,516)	(16,192)	(7,466)	(1,023)
British Virgin Islands	(13)	—	(37)	(5)
Hong Kong	(2,540)	(1,982)	(2,699)	(370)
Singapore	34	96	341	47
Malaysia	—	—	(253)	(35)
China	(84,870)	(46,476)	3,455	474
Total loss before income taxes	(108,905)	(64,554)	(6,659)	(912)

Schedule of current and deferred portions of income tax benefit/(expense)

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current income tax expense	(26)	(3)	(104)	(14)
Deferred tax benefit/(expense)	481	1,889	(6)	(1)
Total income tax benefit/(expense)	455	1,886	(110)	(15)

Schedule of reconciliation between expenses of income taxes

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Loss before income tax	(108,905)	(64,554)	(6,659)	(912)
Income tax expense computed at PRC statutory rate (25%)	(27,226)	(16,139)	(1,665)	(228)
International tax rate differential	5,596	4,206	2,080	285
Preferential tax rate	5,518	10,613	(16,830)	(2,306)
Deferred tax items tax rate differential	(5,399)	(6,502)	15,283	2,094
Research and development super-deduction	(28,463)	(26,393)	(19,403)	(2,658)
Non-deductible expenses	4,367	3,438	2,257	309
Deferred tax expenses	(679)	49	1,423	195
Non-taxable income	(157)	—	(3)	—
Prior year true up	—	—	2,156	295
Deemed income	—	—	59,152	8,104
Changes in valuation allowance	45,988	28,842	(44,340)	(6,075)
Income tax (benefit)/expense	(455)	(1,886)	110	15

Schedule of deferred tax assets and liabilities

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax assets
Provision for credit losses	5,463	5,422	743
Share of loss from equity method investments	113	113	15
Accrued expenses	7,907	2,007	275
Net operating loss carry forward	320,122	272,542	37,338
Government grants related to assets	3	158	22
Property and equipment depreciation	20	—	—
Lease liabilities	817	4,231	580
Less: Valuation allowance	(324,243)	(279,902)	(38,346)
Total deferred tax assets	10,202	4,571	627
Deferred tax liabilities
Property and equipment depreciation	(19)	(102)	(14)
Operating lease right-of-use assets	(678)	(4,057)	(556)
Intangible assets arising from acquisition	(4,288)	(3,340)	(458)
Loan interest income	(8,139)	—	—
Total deferred tax liabilities	(13,124)	(7,499)	(1,028)

Net deferred tax assets	1,072	131	18
Net deferred tax liabilities	(3,994)	(3,059)	(419)